Share-Based Compensation and Benefit Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Age	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of market price that share-based compensation awards are granted at	100.00%
Fair value of non-vested stock that vested			$ 672
Total intrinsic value of stock options exercised	2,753	5,641	4,724
Cash received from Common stock issued	1,554	3,790	4,530
Tax benefits realized from stock option exercises	1,557	1,245	916
Age of Chief Executive Officer when non-vested (restricted) stock vests	82
Shares of non-vested (restricted) stock obligated to issue in connection with incentive compensation agreements	177,025
Common stock contribution to 401(k) plan	1,689	1,772	1,718
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares delivered as payment for tax withholdings related to stock option exercises, shares	13,227		7,616
Shares delivered as payment for tax withholdings related to stock option exercises, market value	1,227		437
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted	1,500,000
Shares reserved for future grant	525,152
Number of days under which shares to be purchased by employee on such available	90 days
Discount allowed to employees to purchase share	5.00%
Shares purchased under ESPP	5,844	6,753	8,520
Average price of the shares purchased by employees	$ 79.46	$ 68.76	$ 59.44
Additional shares issued that resulted from cash dividends investment in common stock	1,899	15,411	5,097
Net proceeds from shares issued under ESPP	631	1,522	829
401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued to profit sharing retirement plan, shares	22,551	26,991	27,240
Common stock contribution to 401(k) plan	1,689	1,772	1,718
2001 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted	4,000,000
Shares reserved for future grant	259,446
Contractual term of stock option awards	5 years
2001 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options under 2001 Plan vest	2 years
2001 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options under 2001 Plan vest	4 years
2001 Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	1,987,912
2001 Plan | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	1,752,642
Non-Vested (Restricted) Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of non-vested (restricted) stock	$ 80.21	$ 69.66	$ 63.87
Shares withheld as payment for tax withholdings related to share based compensation, shares			2,527
Shares withheld as payment for tax withholdings related to share based compensation, market value			180
Unrecognized share-based compensation expense	72,870
Weighted-average period for recognition of share-based compensation expense, in years	9 years 8 months 12 days
Non-Vested (Restricted) Stock | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	53,000
Weighted-average period for recognition of share-based compensation expense, in years	9 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	848
Weighted-average period for recognition of share-based compensation expense, in years	1 year 7 months 6 days
Fair value of stock options vested	822	315	475
Stock Options | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares	4,749	29,987
Shares withheld as payment for tax withholdings related to share based compensation, market value	$ 450	$ 2,229